Corporate information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
Corporate information
Note 1—Corporate information
SES S.A. (‘SES’ or ‘the Company’) was incorporated on 16 March 2001 as a limited liability company (Société Anonyme) under Luxembourg Law. References to ‘the Group’ in the following notes are to the Company and its subsidiaries. SES trades under ‘SESG’ on the Luxembourg Stock Exchange and Euronext, Paris. The registered office of the Company is at Château de Betzdorf,
L-6815
Betzdorf, Luxembourg.
SES is a leader in global content connectivity solutions, leveraging a vast and intelligent network spanning satellite and ground infrastructure to create, deliver and manage video and data solutions enabling customers to connect more people in more places with content that enriches their personal stories with knowledge, entertainment and opportunity.
On 17 July 2025 the company acquired Intelsat Holdings S.à r.l. and its subsidiaries (‘Intelsat’) from Intelsat S.A. (see Note 4). Pursuant to the terms of the agreement, on 29 April 2025 the Company filed a registration statement on Form
F-4
with the United States Securities and Exchange Commission (‘SEC‘) to register the Contingent Value Rights issued to Intelsat S.A.’s shareholders as part of the consideration for the acquisition. The registration statement was declared effective by the SEC on 14 May 2025. As a result of the effectiveness of the registration statement, the Company became subject to the reporting requirements of Section 15(d) of the U.S. Securities Exchange Act of 1934, as amended, as a Foreign Private Issuer.
To align these consolidated financial statements with SEC requirements, the Group has elected to include additional comparative information for the consolidated income statement, consolidated statement of comprehensive income, consolidated statement of cash flows, consolidated statement of changes in shareholder’s equity, as well as in related relevant notes.
The consolidated financial statements of SES as at, and for the year ended, 31 December 2025 were authorised for issue in accordance with a resolution of the board of directors on 27 February 2026. Under Luxembourg Law, the consolidated financial statements are approved by the shareholders at their Annual General Meeting.